DERIVATIVES (Details 3) (Interest-rate swap, USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Derivative financial assets
Gross gains and losses on contracts recorded in non-interest expense in consolidated statement of income and comprehensive income
Gross gains (losses) on derivatives	$ 316,000	$ 183,000
Derivative financial liabilities
Gross gains and losses on contracts recorded in non-interest expense in consolidated statement of income and comprehensive income
Gross gains (losses) on derivatives	$ (316,000)	$ (183,000)